Dreyfus Opportunistic U.S. Stock Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 10 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section  beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Opportunistic U.S. Stock Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Opportunistic U.S. Stock Fund		Class A	Class C	Class I	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)	[1]	1.11%	1.25%	0.86%	0.85%
Total annual fund operating expenses		1.86%	2.75%	1.61%	1.60%
Fee waiver and/or expense reimbursement	[2]	(0.66%)	(0.80%)	(0.66%)	(0.65%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.20%	1.95%	0.95%	0.95%
[1]	Other expenses for Class Y are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until May 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.95%. On or after May 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Opportunistic U.S. Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	1,066	1,465	2,579
Class C	298	778	1,384	3,022
Class I	97	443	814	1,855
Class Y	97	441	809	1,845

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Opportunistic U.S. Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	1,066	1,465	2,579
Class C	198	778	1,384	3,022
Class I	97	443	814	1,855
Class Y	97	441	809	1,845

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 111.14% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of publicly traded companies located in the United States.  The fund may invest in the stocks of companies of any market capitalization and may hold growth or value stocks or a blend of both.  The fund's portfolio construction combines a fundamental, bottom-up research process with macro insights and risk management.  The fund's portfolio managers, supported by a team of research analysts, use a disciplined opportunistic investment approach to identify stocks of companies that the portfolio managers believe are trading materially below their intrinsic market value, have strong or improving fundamentals and have a revaluation catalyst.

The fund seeks exposure to stocks and sectors that the fund's portfolio managers perceive to be attractive from a valuation and fundamental standpoint.  Portfolio position sizes and sector weightings reflect the collaborative investment process among the fund's portfolio managers and research analysts.  The portfolio managers also assess and manage the overall risk profile of the fund's portfolio.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

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Risks of stock investing.  Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods.  There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices.  The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

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Market sector risk.  The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

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Growth and value stock risk.  By investing in a mix of growth and value companies, the fund assumes the risks of both.  Investors often expect growth companies to increase their earnings at a certain rate.  If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.  In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.  Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged.  They also may decline in price even though in theory they are already undervalued.

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Small and midsize company risk.  Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

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Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows changes in the performance of the fund's Class A shares from year to year.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.  More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q1, 2012: 16.44% Worst Quarter Q2, 2012: -7.09% The year-to-date total return of the fund's Class A shares as of March 31, 2015 was 2.85%.
Average Annual Total Returns (as of 12/31/14)
After-tax performance is shown only for Class A shares.  After-tax performance of the fund's other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class expenses.

Average Annual Returns Dreyfus Opportunistic U.S. Stock Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	1.60%	21.44%		Dec. 20, 2011
Class C	5.97%	22.87%		Dec. 20, 2011
Class I	8.12%	24.12%		Dec. 20, 2011
Class Y	8.12%	24.12%		May 01, 2015
After Taxes on Distributions Class A	(0.04%)	19.04%
After Taxes on Distributions and Sale of Fund Shares Class A	1.56%	17.26%
Russell 3000 Index reflects no deduction for fees, expenses or taxes	12.56%	20.51%	[1]	Dec. 31, 2011
[1]	For comparative purposes, the value of the Index on 12/31/11 is used as beginning value on 12/20/11.